Risk and Capital Management (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Expected credit loss percentage	100.00%	100.00%
Total credit and finance lease operations	R$ 362,705.0	R$ 326,862.0
Total assets repossessed	R$ 336.0	258.0
VaR calculation confidence level percentage	99.00%
VaR calculation period	historical period of 4 years (1000 business days)
Value at risk	R$ 734.0	R$ 696.0
Percentage of VaR of total stockholders' equity	0.40%	0.30%
Percentage of aggregate funds from customers available on demand	31.50%
Funds from clients	R$ 373.0
Liquid assets	R$ 259.0
Percentage of financial assets	100.00%	100.00%
Capital Adequcy ratio	15.00%	14.70%
Percentage of reinsurance premiums operations	32.00%	38.00%
Surplus Capital in relation to the Minimum Referential Equity Required	R$ 86,328.0
Additional Tier I Capital, Required	43,350.0	R$ 34,615.0
Increase Decrease in Referential Equity	R$ 55,748.0	R$ 56,280.0
Credit risk [member]
IfrsStatementLineItems [Line Items]
Percentage of reinsurance premiums operations		0.30%
Credit risk [member] | Mapfre Re Do Brasil Companhia De Resseguros Member [Member]
IfrsStatementLineItems [Line Items]
Percentage of reinsurance premiums operations	31.00%	36.00%
Credit risk [member] | Austral Ressugodara SA Member [Member]
IfrsStatementLineItems [Line Items]
Percentage of reinsurance premiums operations	11.00%	4.00%
subordinated debt ,Tier I capital [Member]
IfrsStatementLineItems [Line Items]
subordinated debt ,Tier I capital	R$ 18,336.0	R$ 18,167.0
subordinated debt ,Tier II capital [Member]
IfrsStatementLineItems [Line Items]
subordinated debt ,Tier I capital		19,469.0
subordinated debt ,Tier II capital	R$ 18,431.0
Short term redeemable obligation [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial assets	69.40%
Funding [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial assets	21.90%
Total assets [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial assets	16.20%
Average [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ 678.0	441.0
Top of range [member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ 1,172.0	R$ 707.0
Capital Adequcy ratio	15.00%
Percentage of adjusted capital ratio	50.00%
Percentage of fixed assets ratio		16.90%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ 494.0	R$ 198.0
Surplus Capital in relation to the Minimum Referential Equity Required		R$ 77,490.0
Percentage of fixed assets ratio	19.90%
Optimistic [Member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss percentage	15.00%
Base Case Scenario [Member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss percentage	50.00%
Pessimistic Scenario [Member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss percentage	35.00%